Long-term Debt - Components of Long-Term Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Other	€ 10.2	€ 9.0
Long-term debt	3,108.3	3,026.5
Less: current portion of long-term debt		0.0
Current portion of long-term debt	0.0
Non-current portion of long-term debt		3,026.5
Long-term debt	3,108.3	3,026.5
0.625 Percent Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Principal amount	499.5	494.5
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount	813.3	816.0
1.375 Percent Senior Notes Due 2026 [Member]
Debt Instrument [Line Items]
Principal amount	1,007.0	964.6
1.625 Percent Senior Notes Due 2027 [Member]
Debt Instrument [Line Items]
Principal amount	€ 778.3	€ 742.4